Accounts payable and accrued liabilities - Summary of accrued expenses and other liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities:
Extraordinary canon on SGIC		$ 419	$ 1,007
Total non-current accounts payable and accrued liabilities		419	1,007
Accounts payable:
Suppliers	$ 117,409	59,264	73,609
Total current accounts payable	117,409	59,264	73,609
Accrued liabilities:
Balances with joint operations	664	69	1,023
Extraordinary canon on SGIC	546	1,436	769
Related parties (Note 27 and 28)	0	24,839	0
Sundry debtors- Put option (Note 28)	0	12,661	0
Concession extension bonus Bajada del Palo payable (Note 30.3.2)	0	0	7,899
Directors' fees	0	0	1,034
Total current accrued liabilities	1,210	39,005	10,725
Total current accounts payable and accrued liabilities	$ 118,619	$ 98,269	$ 84,334